Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Research and Development Expenses
Employee compensation	¥ 1,659,053		¥ 991,252
Design and development expenses	873,510		452,833
Depreciation and amortization expenses	146,466		149,050
Rental and related expenses	39,721		39,443
Travel and entertainment expenses	25,470		10,315
Others	19,116		15,434
Total	¥ 2,763,336	$ 428,863	¥ 1,658,327